Condensed Statement Of Shareholders Equity (Unaudited) (USD $)	Common Stock	Paid-In Capital	Accumulated Deficit During the Exploration Stage	Total
Beginning Balance, Amount at Feb. 21, 2007
Common Stock Issued to Founders at $.0000125 Per Share, February 22, 2007, Amount	$ 6,400	$ (5,600)		$ 800
Common Stock Issued to Founders at $.0000125 Per Share, February 22, 2007, Shares	64,000,000
Net Loss for the Year Ended			(4,498)	(4,498)
Ending Balance, Amount at Dec. 31, 2007	6,400	(5,600)	(4,498)	(3,698)
Ending Balance, Shares at Dec. 31, 2007	64,000,000
Common Stock Issued to Investors at $.002 Per Share, Net of Offering Costs, February 20, 2008, Amount	2,240	42,724		44,964
Common Stock Issued to Investors at $.002 Per Share, Net of Offering Costs, February 20, 2008, Shares	22,400,000
Common Stock Issued for Services at $.0075 Per Share, February 25, 2008, Amount	80	5,920		6,000
Common Stock Issued for Services at $.0075 Per Share, February 25, 2008, Shares	800,000
Net Loss for the Year Ended			(91,106)	(91,106)
Ending Balance, Amount at Dec. 31, 2008	8,720	43,044	(95,604)	(43,840)
Ending Balance, Shares at Dec. 31, 2008	87,200,000
Net Loss for the Year Ended			(29,939)	(29,939)
Ending Balance, Amount at Dec. 31, 2009	8,720	43,044	(125,543)	(73,779)
Beginning Balance, Shares at Dec. 31, 2009	87,200,000
Common Stock Issued for Mining Lease at $.000125 Per Share, December 15, 2010, Amount	2,000	500		2,500
Common Stock Issued for Mining Lease at $.000125 Per Share, December 15, 2010, Shares	20,000,000
Net Loss for the Year Ended			(69,436)	(69,436)
Ending Balance, Amount at Dec. 31, 2010	10,720	43,544	(194,979)	(140,715)
Ending Balance, Shares at Dec. 31, 2010	107,200,000
Common Stock Issued for Mining Lease at $.000125 Per Share, February 22, 2011, Amount	2,000	500		2,500
Common Stock Issued for Mining Lease at $.000125 Per Share, February 22, 2011, Shares	20,000,000
Sale of Stock and Warrants at $.25 Per Share, March 2011, Amount	6	14,994		15,000
Sale of Stock and Warrants at $.25 Per Share, March 2011, Shares	60,000
Retirement of 30,000,000 Shares of Common Stock as Contributed Capital on March 31, 2011 by Chief Executive Officer, Amount	(3,000)	3,000
Retirement of 30,000,000 Shares of Common Stock as Contributed Capital on March 31, 2011 by Chief Executive Officer, Shares	(30,000,000)
Discount on Convertible Debt		19,723		19,723
Sale of Stock and Warrants at $.25 Per Share, June 2011, Amount	128	319,872		320,000
Sale of Stock and Warrants at $.25 Per Share, June 2011, Shares	1,280,000
Sale of Stock and Warrants at $.25 Per Share, July 2011, Amount	100	249,900		250,000
Sale of Stock and Warrants at $.25 Per Share, July 2011, Shares	1,000,000
Stock issued for services, July 2011, Amount	34	81,966		82,000
Stock issued for services, July 2011, Shares	340,000
Debt forgiveness, July 2011		97,785		97,785
Consulting fees forgiveness, July 2011		12,000		12,000
Stock issued for services, Oct 2011, Amount	4	8,796		8,800
Stock issued for services, Oct 2011, Shares	40,000
Fair value of options issued during 2011		13,283		13,283
Common shares issuable (297,516 shares) to consultants, related parties during 2011, Amount		74,000		74,000
Common shares issuable (297,516 shares) to consultants, related parties during 2011, Shares	297,516
Net Loss for the Year Ended			(898,473)	(898,473)
Ending Balance, Amount at Dec. 31, 2011	9,992	939,363	(1,093,452)	(144,097)
Ending Balance, Shares at Dec. 31, 2011	100,217,516
Stocks issued for mining equipments, February 2012, Amount	20	105,980		106,000
Stocks issued for mining equipments, February 2012, Shares	200,000
Sale of Stock and Warrants at $1.00 Per Share, March, 2012, Amount	18	174,982		175,000
Sale of Stock and Warrants at $1.00 Per Share, March, 2012, Shares	175,000
Exercise of stock options at $0.50 Per Share, March, 2012, Amount	3	14,997		15,000
Exercise of stock options at $0.50 Per Share, March, 2012, Shares	30,000
Stocks issued for common shares issuable to consultants, related parties, March 2012	30	(30)
Fair value of options issued during six months ended June 30, 2012		47,822		47,822
Common shares issuable (235,318 shares) to consultants, related parties during 2012, Amount	22	87,978		88,000
Common shares issuable (235,318 shares) to consultants, related parties during 2012, Shares	235,318
Sale of stocks and warrants at $0.05 per share, Aug 2012, Amount	68	33,932		34,000
Sale of stocks and warrants at $0.05 per share, Aug 2012, Shares	680,000
Stocks issued for services, Aug 2012, Amount	300	209,700		210,000
Stocks issued for services, Aug 2012, Shares	3,000,000
In-kind contribution of interest		393		393
Consulting fees forgiveness-related party		57,000		57,000
Net Loss for the Year Ended			(1,081,699)	(1,081,699)
Ending Balance, Amount at Dec. 31, 2012	10,453	1,672,117	(2,175,151)	(492,581)
Ending Balance, Shares at Dec. 31, 2012	104,537,834
Discount on Convertible Debt		316,875		316,875
In-kind contribution of interest		1,652		1,652
Common stocks issued with convertible debt, Amount	250	27,875		28,125
Common stocks issued with convertible debt, Shares	2,500,000
Common stocks issued for repayment of a related party loan, Amount	3,000	297,000		300,000
Common stocks issued for repayment of a related party loan, Shares	30,000,000
Common stocks issued for Salary		1,500,000		1,500,000
Common stocks issued from conversion of debts	3,000	297,000		300,000
Common stocks issued from conversion of debts Shares	30,000,000
Common stocks issued for services Amount	50	31,450		31,500
Common stocks issued for services Shares	500,000
Net Loss for the Year Ended			(4,885,196)	(4,885,196)
Ending Balance, Amount at Sep. 30, 2013	$ 16,753	$ 4,143,969	$ (7,060,347)	$ (2,899,625)
Ending Balance, Shares at Sep. 30, 2013	167,537,834